Fair Value Measurements (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Assets:
Energy derivatives	$ 613	$ 1,116
Liabilities:
Energy derivatives	289	1,006
ARO Trust Investments [Member]
Assets:
Energy derivatives	40	22
ARO Trust Investments [Member] | Level 1 [Member]
Assets:
Energy derivatives	40	22
ARO Trust Investments [Member] | Level 2 [Member]
Assets:
Energy derivatives	0	0
ARO Trust Investments [Member] | Level 3 [Member]
Assets:
Energy derivatives	0	0
Energy Derivatives [Member]
Assets:
Energy derivatives	573	1,094
Liabilities:
Energy derivatives	289	1,006
Energy Derivatives [Member] | Level 1 [Member]
Assets:
Energy derivatives	96	178
Energy Derivatives [Member] | Level 2 [Member]
Assets:
Energy derivatives	475	911
Energy Derivatives [Member] | Level 3 [Member]
Assets:
Energy derivatives	2	5
Energy Derivatives [Member] | Level 1 [Member]
Liabilities:
Energy derivatives	78	177
Energy Derivatives [Member] | Level 2 [Member]
Liabilities:
Energy derivatives	210	826
Energy Derivatives [Member] | Level 3 [Member]
Liabilities:
Energy derivatives	1	3
Level 1 [Member]
Assets:
Energy derivatives	136	200
Level 1 [Member]
Liabilities:
Energy derivatives	78	177
Level 2 [Member]
Assets:
Energy derivatives	475	911
Level 2 [Member]
Liabilities:
Energy derivatives	210	826
Level 3 [Member]
Assets:
Energy derivatives	2	5
Level 3 [Member]
Liabilities:
Energy derivatives	$ 1	$ 3